9. Business Acquisitions (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill impairment	$ 662,967	$ 0
Cloud9 [Member]
Stock issued for acquisition, shares		1,314,477
Goodwill impairment	592,369
Metro Data Processing [Member]
Goodwill impairment	$ 70,598
Tax Coach Software [Member]
Stock issued for acquisition, shares	6,000,000